Consolidated Balance sheet (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and non-interest bearing balances in financial institutions	$ 8,512	$ 9,875
Interest bearing deposits in other financial institutions	19,832	10,676
Federal funds sold	5,407	5,816
Total cash and cash equivalents	33,751	26,367
Securities available-for-sale	187,475	186,962
Loans held-for-sale	323	0
Loans receivable	436,981	401,401
Less: allowance for loan losses	(8,421)	(8,005)
Net loans receivable	428,560	393,396
Federal Home Loan Bank stock	3,086	3,086
Accrued interest receivable	2,483	2,554
Premises and equipment	17,678	18,242
Foreclosed real estate	425	2,457
Cash value of bank owned life insurance	12,516	12,850
Prepaid FDIC insurance premium	991	1,523
Other assets	4,557	4,321
Total assets	691,845	651,758
LIABILITIES AND STOCKHOLDERS' EQUITY
Non-interest bearing	75,228	55,577
Interest bearing	491,181	471,304
Total	566,409	526,881
Repurchase agreements	16,298	15,395
Borrowed funds	33,207	36,618
Accrued expenses and other liabilities	8,280	9,904
Total liabilities	624,194	588,798
Stockholders' Equity:
Preferred stock, no par or stated value; 10,000,000 shares authorized, none outstanding	0	0
Common stock, no par or stated value; 10,000,000 shares authorized; shares issued: December 31, 2012 - 2,888,902 December 31, 2011 - 2,888,902 shares outstanding: December 31, 2012 - 2,839,137 December 31, 2011 - 2,835,403	361	361
Additional paid-in capital	5,189	5,173
Accumulated other comprehensive income	2,339	2,536
Retained earnings	60,817	56,032
Treasury stock, common shares at cost: December 31, 2012 - 49,765 December 31, 2011 - 53,499	(1,055)	(1,142)
Total stockholders' equity	67,651	62,960
Total liabilities and stockholders' equity	$ 691,845	$ 651,758